Risks Arising from Financial Instruments - Summary of Offsetting Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 391	$ 670
Net amount recognized in the statement of financial position	391	670
Other offsetting agreements	(381)	(651)
Total net amount	10	19
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gross amount	(5,492)	(5,886)
Net amount recognized in the statement of financial position	(5,492)	(5,886)
Other offsetting agreements	381	651
Total net amount	$ (5,111)	$ (5,235)